Income Taxes (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Provision (benefit) for income taxes	$ (98)	$ 149	$ 152
Decrease in tax provision	(247)
Unremitted earnings of foreign subsidiaries	1,500
Tax Credit Carryforward [Line Items]
Tax effect of tax carryforwards	124
Expires in 2026 [Member]
Tax Credit Carryforward [Line Items]
Tax effect of tax carryforwards	25
Expires in 2036 [Member]
Tax Credit Carryforward [Line Items]
Tax effect of tax carryforwards	90
Expiration Between Years 2021 to 2036 [Member]
Tax Credit Carryforward [Line Items]
Tax effect of tax carryforwards	$ 9